Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund
December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.32%
Fannie Mae REMICs
Series 2015-18 NS 0.668% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, •	3,681,936	$ 413,700
Series 2015-37 SB 0.168% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, •	7,706,615	694,520
Series 2016-48 US 0.648% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, •	8,736,385	649,729
Series 2017-33 AI 4.50% 5/25/47 Σ	3,234,634	457,220
Series 2019-13 IP 5.00% 3/25/49 Σ	2,354,851	464,064
Series 4740 SB 0.697% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, •	3,617,907	404,017

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.187% (SOFR + 1.85%) 11/25/43 #, •	496,094	499,635
GNMA Series 2021-162 IN 3.00% 9/20/51 Σ	15,107,425	2,054,939
Total Agency Collateralized Mortgage Obligations (cost $7,729,264)		5,637,824

Agency Mortgage-Backed Securities — 3.81%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	1,034,984	933,670
2.50% 8/1/36	971,600	894,504
3.00% 11/1/33	365,933	349,265
Fannie Mae S.F. 30 yr
2.00% 3/1/51	3,766,877	3,092,683
2.50% 11/1/51	103,592	88,487
2.50% 2/1/52	2,922,460	2,497,139
2.50% 4/1/52	121,601	103,934
3.00% 4/1/47	1,856,983	1,674,613
3.00% 12/1/51	2,103,032	1,878,395
3.00% 2/1/52	395,039	351,573
3.00% 5/1/52	401,517	357,190
3.50% 7/1/50	545,997	506,764
3.50% 6/1/52	3,806,819	3,493,032
4.50% 1/1/50	923,214	921,643
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 10/1/52	2,657,371	$ 2,576,739
4.50% 2/1/53	1,364,388	1,322,989
5.00% 8/1/53	311,621	308,289
5.50% 8/1/52	2,145,226	2,158,127
5.50% 3/1/53	809,725	812,999
5.50% 7/1/53	1,265,364	1,270,936
6.00% 6/1/53	2,273,299	2,308,225
6.00% 7/1/53	500,737	519,009
6.00% 9/1/53	2,167,396	2,200,695
Freddie Mac S.F. 20 yr
2.00% 8/1/42	1,590,210	1,368,674
2.50% 2/1/42	1,058,777	941,533
3.00% 3/1/37	846,559	787,765
Freddie Mac S.F. 30 yr
2.00% 2/1/52	736,120	601,613
2.50% 11/1/50	59,660	51,451
2.50% 1/1/52	4,713,303	4,028,903
3.00% 12/1/46	1,837,144	1,665,821
3.00% 1/1/52	389,867	344,970
3.50% 6/1/47	2,315,502	2,160,850
3.50% 4/1/52	2,311,717	2,127,778
4.00% 9/1/49	594,503	573,569
4.00% 8/1/52	2,509,623	2,383,542
4.00% 9/1/52	2,282,816	2,164,595
4.50% 9/1/52	4,860,356	4,721,368
4.50% 10/1/52	870,141	843,739
5.00% 6/1/53	3,093,641	3,060,566
5.50% 9/1/52	476,470	485,086
5.50% 2/1/53	3,265,532	3,308,390
5.50% 9/1/53	866,737	877,551
GNMA II S.F. 30 yr
3.00% 12/20/51	628,778	569,135
5.00% 9/20/52	2,201,953	2,189,167
5.50% 5/20/53	1,802,931	1,816,201
Total Agency Mortgage-Backed Securities (cost $67,747,862)		67,693,167

Convertible Bond — 0.28%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 =	2,063,385	4,967,380
Total Convertible Bond (cost $2,005,483)		4,967,380

NQ- IV006 [1223] 0224 (3376070)    1

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds — 13.66%
Banking — 1.33%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	$ 1,487,124
Banco Santander 5.588% 8/8/28	400,000	408,281
Bank of America
2.482% 9/21/36 μ	580,000	459,683
2.972% 2/4/33 μ	295,000	251,112
5.819% 9/15/29 μ	495,000	511,283
5.872% 9/15/34 μ	255,000	267,083
6.204% 11/10/28 μ	470,000	490,569
Barclays
6.224% 5/9/34 μ	284,000	294,713
7.385% 11/2/28 μ	305,000	326,137

Citibank 5.488% 12/4/26	270,000	274,962
Citigroup 5.61% 9/29/26 μ	88,000	88,706
Citizens Bank 6.064% 10/24/25 μ	840,000	819,756
Credit Agricole 144A 5.514% 7/5/33 #	915,000	949,167
Credit Suisse 7.95% 1/9/25	250,000	255,691
Deutsche Bank
3.729% 1/14/32 μ	301,000	252,450
6.72% 1/18/29 μ	639,000	669,540
6.819% 11/20/29 μ	515,000	542,545
7.146% 7/13/27 μ	355,000	368,684

Fifth Third Bancorp 6.361% 10/27/28 μ	1,099,000	1,140,948
Fifth Third Bank 5.852% 10/27/25 μ	625,000	623,571
Goldman Sachs Group
1.542% 9/10/27 μ	1,235,000	1,120,660
6.484% 10/24/29 μ	555,000	589,279

HSBC Holdings 5.887% 8/14/27 μ	220,000	223,146
Huntington Bancshares 6.208% 8/21/29 μ	545,000	562,294
Huntington National Bank
4.552% 5/17/28 μ	1,946,000	1,880,932
5.65% 1/10/30	330,000	333,171

ING Groep 6.083% 9/11/27 μ	260,000	265,509
JPMorgan Chase & Co.
1.764% 11/19/31 μ	705,000	571,701
1.953% 2/4/32 μ	410,000	333,394
5.35% 6/1/34 μ	159,000	161,358
6.254% 10/23/34 μ	246,000	266,804
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
4.15% 8/8/25	695,000	$ 674,132
5.85% 11/15/27	205,000	204,999
Morgan Stanley
2.484% 9/16/36 μ	730,000	578,961
5.164% 4/20/29 μ	780,000	784,920
5.25% 4/21/34 μ	81,000	81,030
6.138% 10/16/26 μ	340,000	346,380
6.296% 10/18/28 μ	575,000	602,648
6.407% 11/1/29 μ	365,000	387,073
6.627% 11/1/34 μ	495,000	548,311

PNC Financial Services Group 6.875% 10/20/34 μ	615,000	682,994
Popular 7.25% 3/13/28	320,000	329,554
SVB Financial Group 4.57% 4/29/33 ‡	390,000	257,885
Truist Financial 7.161% 10/30/29 μ	493,000	532,812
US Bancorp
4.653% 2/1/29 μ	411,000	404,762
5.727% 10/21/26 μ	120,000	120,865
6.787% 10/26/27 μ	220,000	229,802
		23,557,381
Basic Industry — 0.09%
BHP Billiton Finance USA 5.25% 9/8/30	495,000	513,112
Sherwin-Williams 2.90% 3/15/52	1,650,000	1,139,220
		1,652,332
Brokerage — 0.11%
Jefferies Financial Group
2.625% 10/15/31	2,195,000	1,819,610
5.875% 7/21/28	200,000	205,201
		2,024,811
Communication Services — 2.88%
Altice France Holding 144A 10.50% 5/15/27 #	6,387,000	4,142,858
CCO Holdings 144A 4.50% 8/15/30 #	8,000,000	7,222,553
Connect Finco 144A 6.75% 10/1/26 #	7,000,000	6,964,194
Consolidated Communications
144A 5.00% 10/1/28 #	2,500,000	2,052,712
144A 6.50% 10/1/28 #	2,500,000	2,168,750

Directv Financing 144A 5.875% 8/15/27 #	7,420,000	6,977,745
2    NQ- IV006 [1223] 0224 (3376070)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communication Services (continued)
Frontier Communications Holdings
5.875% 11/1/29	7,927,781	$ 6,707,924
144A 6.00% 1/15/30 #	461,000	393,804

Gray Escrow II 144A 5.375% 11/15/31 #	4,780,000	3,611,760
Gray Television 144A 4.75% 10/15/30 #	4,830,000	3,641,409
Sirius XM Radio 144A 4.125% 7/1/30 #	8,155,000	7,277,461
		51,161,170
Communications — 0.40%
AT&T 3.50% 9/15/53	3,130,000	2,274,040
Cellnex Finance 144A 3.875% 7/7/41 #	355,000	275,292
Charter Communications Operating 3.85% 4/1/61	1,790,000	1,117,147
Comcast
4.55% 1/15/29	295,000	296,445
4.80% 5/15/33	240,000	243,101
Crown Castle
1.05% 7/15/26	560,000	505,549
2.10% 4/1/31	845,000	688,708
5.60% 6/1/29	199,000	203,638

Discovery Communications 4.00% 9/15/55	635,000	452,610
T-Mobile USA 5.75% 1/15/34	610,000	647,271
Verizon Communications 2.875% 11/20/50	495,000	336,953
		7,040,754
Consumer Cyclical — 0.20%
Amazon.com 2.50% 6/3/50	1,322,000	880,707
Aptiv 3.10% 12/1/51	1,435,000	936,867
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	225,000	231,546
144A 5.10% 8/3/28 #	535,000	545,723

VICI Properties 4.95% 2/15/30	945,000	917,888
		3,512,731
Consumer Discretionary — 1.83%
Bath & Body Works 6.875% 11/1/35	7,245,000	7,346,089
Carnival 144A 7.625% 3/1/26 #	7,735,000	7,879,691
Ford Motor 6.10% 8/19/32	7,000,000	7,059,703
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Discretionary (continued)
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	$ 1,650,073
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	7,565,000	7,473,341
Staples 144A 7.50% 4/15/26 #	1,209,000	1,125,872
		32,534,769
Consumer Non-Cyclical — 0.39%
Amgen
5.15% 3/2/28	285,000	291,886
5.25% 3/2/33	2,043,000	2,095,292

Bristol-Myers Squibb 5.90% 11/15/33	395,000	430,523
CVS Health
2.70% 8/21/40	1,565,000	1,116,675
5.25% 1/30/31	220,000	225,768

Gilead Sciences 5.55% 10/15/53	360,000	390,386
HCA 3.50% 7/15/51	329,000	232,107
JBS USA LUX 3.625% 1/15/32	2,000,000	1,716,445
Pfizer Investment Enterprises 5.30% 5/19/53	315,000	321,818
Zoetis 5.40% 11/14/25	165,000	166,427
		6,987,327
Electric — 0.46%
AEP Texas 5.40% 6/1/33	185,000	187,971
Appalachian Power 4.50% 8/1/32	1,375,000	1,324,546
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	1,167,551
Duke Energy Carolinas 4.95% 1/15/33	385,000	392,369
Exelon 5.30% 3/15/33	245,000	250,236
National Rural Utilities Cooperative Finance 5.80% 1/15/33	80,000	84,775
NextEra Energy Capital Holdings
3.00% 1/15/52	425,000	285,052
5.749% 9/1/25	170,000	171,675

NRG Energy 144A 2.00% 12/2/25 #	3,470,000	3,255,852
Oglethorpe Power 144A 6.20% 12/1/53 #	110,000	118,290
Vistra Operations 144A 6.95% 10/15/33 #	860,000	906,114
		8,144,431

NQ- IV006 [1223] 0224 (3376070)    3

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 3.22%
BP Capital Markets America
2.721% 1/12/32	530,000	$ 462,008
2.939% 6/4/51	1,255,000	870,310

Cheniere Energy Partners 4.50% 10/1/29	570,000	545,919
Diamondback Energy
3.125% 3/24/31	360,000	320,149
4.25% 3/15/52	510,000	412,597

Enbridge 6.70% 11/15/53	485,000	564,729
Energy Transfer
6.75% 5/15/25 μ, ψ	5,879,000	5,629,687
7.125% 5/15/30 μ, ψ	15,000,000	13,859,679
9.669% 1/16/24 μ, ψ	5,000,000	4,807,822
Enterprise Products Operating
3.30% 2/15/53	1,555,000	1,153,596
5.35% 1/31/33	105,000	109,944
Hilcorp Energy I
144A 6.00% 2/1/31 #	3,725,000	3,604,460
144A 6.25% 4/15/32 #	3,487,000	3,359,362

Kinder Morgan 5.20% 6/1/33	380,000	377,920
Occidental Petroleum 6.125% 1/1/31	638,000	663,142
ONEOK
5.65% 11/1/28	165,000	170,936
5.80% 11/1/30	225,000	234,053
6.05% 9/1/33	150,000	158,996

Targa Resources Partners 5.00% 1/15/28	1,935,000	1,912,781
Vital Energy
9.50% 1/15/25	8,259,000	8,267,251
10.125% 1/15/28	9,436,000	9,703,171
		57,188,512
Financials — 0.18%
Air Lease 4.625% 10/1/28	1,325,000	1,296,241
Aviation Capital Group 144A 3.50% 11/1/27 #	1,265,000	1,166,739
KeyBank 5.00% 1/26/33	710,000	664,240
		3,127,220
Healthcare — 0.01%
Humana 5.75% 3/1/28	85,000	88,374
		88,374
Industrials — 0.57%
AerCap Holdings 5.875% 10/10/79 μ	10,000,000	9,885,183
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Industrials (continued)
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	6,543,000	$ 261,720
		10,146,903
Information Technology — 0.48%
NCR Voyix
144A 5.00% 10/1/28 #	1,000,000	946,298
144A 5.125% 4/15/29 #	7,705,000	7,333,014
Workday
3.50% 4/1/27	55,000	53,242
3.70% 4/1/29	110,000	105,643
3.80% 4/1/32	110,000	102,492
		8,540,689
Insurance — 0.67%
AIA Group
144A 3.20% 9/16/40 #	1,432,000	1,087,905
144A 3.375% 4/7/30 #	1,960,000	1,806,867

American International Group 5.125% 3/27/33	815,000	827,605
Aon 5.00% 9/12/32	1,605,000	1,603,658
Athene Holding
3.45% 5/15/52	985,000	663,920
3.95% 5/25/51	440,000	331,277

Berkshire Hathaway Finance 3.85% 3/15/52	695,000	581,578
Marsh & McLennan 5.70% 9/15/53	975,000	1,061,804
New York Life Global Funding 144A 5.45% 9/18/26 #	710,000	726,202
UnitedHealth Group
4.20% 5/15/32	624,000	610,928
4.50% 4/15/33	2,106,000	2,093,408
5.05% 4/15/53	513,000	518,711
		11,913,863
Materials — 0.33%
First Quantum Minerals
144A 6.875% 3/1/26 #	3,000,000	2,689,337
144A 6.875% 10/15/27 #	3,750,000	3,192,187
		5,881,524
Natural Gas — 0.02%
Atmos Energy 2.85% 2/15/52	385,000	262,188
		262,188
Real Estate Investment Trusts — 0.05%
American Homes 4 Rent 3.625% 4/15/32	220,000	197,181

4    NQ- IV006 [1223] 0224 (3376070)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	1,000,000	$ 758,699
		955,880
Technology — 0.39%
Apple
1.40% 8/5/28	365,000	323,650
2.40% 8/20/50	3,122,000	2,049,111

CDW 3.276% 12/1/28	1,035,000	950,713
Entegris Escrow 144A 4.75% 4/15/29 #	385,000	371,355
Oracle
3.60% 4/1/50	665,000	493,149
4.65% 5/6/30	170,000	169,428

Tencent Holdings 144A 3.24% 6/3/50 #	3,910,000	2,610,733
		6,968,139
Transportation — 0.05%
Burlington Northern Santa Fe 2.875% 6/15/52	835,000	584,321
ERAC USA Finance 144A 4.90% 5/1/33 #	255,000	254,795
		839,116
Total Corporate Bonds (cost $247,407,191)		242,528,114

Government Agency Obligation — 0.12%
Petroleos Mexicanos 6.70% 2/16/32	2,595,000	2,156,340
Total Government Agency Obligation (cost $2,605,602)		2,156,340

Municipal Bonds — 0.09%
Commonwealth of Puerto Rico (Restructured)
Series A-1 3.045% 7/1/24^	30,657	30,059
Series A-1 4.00% 7/1/35	137,232	133,044
Series A-1 4.00% 7/1/37	145,770	139,597

GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	1,364,142	1,210,676
Total Municipal Bonds (cost $1,608,863)		1,513,376

Non-Agency Collateralized Mortgage Obligations — 0.46%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,199,507
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.837% (SOFR + 1.50%) 10/25/43 #, •	1,534,380	$ 1,537,743
CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,385,364
Verus Securitization Trust Series 2019-INV2 B1 144A 4.452% 7/25/59 #, •	1,097,000	1,012,913
Total Non-Agency Collateralized Mortgage Obligations (cost $9,806,967)		8,135,527

Non-Agency Commercial Mortgage-Backed Securities — 1.07%
BANK
Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,873,511
Series 2022-BNK41 A4 3.79% 4/15/65 •	2,000,000	1,834,463

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,250,000	1,049,891
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,000,000	1,869,014
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,580,984
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	1,831,598
Series 2021-B25 A5 2.577% 4/15/54	4,000,000	3,223,242

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,652,171
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	1,796,561
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	2,369,020
Total Non-Agency Commercial Mortgage-Backed Securities (cost $20,170,788)		19,080,455

NQ- IV006 [1223] 0224 (3376070)    5

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
		Principalamount°	Value (US $)

Loan Agreements — 2.20%
Advantage Sales & Marketing Tranche B-1 10.176% (SOFR03M + 4.76%) 10/28/27 •		3,001,589	$ 2,985,879
Jones DesLauriers Insurance Management 9.624% (SOFR03M + 4.25%) 3/15/30 •		12,000,000	12,075,000
MLN US HoldCo 1st Lien 12.195% (SOFR03M + 6.80%) 10/18/27 •		7,567,274	1,513,455
PetSmart 9.206% (SOFR01M + 3.85%) 2/11/28 •		6,745,455	6,681,373
White Cap Buyer 9.106% (SOFR01M + 3.75%) 10/19/27 •		15,787,746	15,843,002
Total Loan Agreements (cost $43,917,761)			39,098,709

Sovereign Bonds — 0.15%Δ
United Kingdom — 0.15%
United Kingdom Gilt 4.50% 6/7/28	GBP	1,930,000	2,564,505
Total Sovereign Bonds (cost $2,379,069)			2,564,505

US Treasury Obligations — 1.71%
US Treasury Bonds
4.375% 8/15/43		275,000	280,801
4.75% 11/15/43		335,000	359,445
US Treasury Floating Rate Notes
5.456% (USBMMY3M + 0.13%) 7/31/25 •		10,985,000	10,970,984
5.50% (USBMMY3M + 0.17%) 4/30/25 •		6,540,000	6,537,559
US Treasury Notes
3.375% 5/15/33		850,000	816,000
4.25% 8/31/30		320,000	324,087
4.375% 11/30/28		2,920,000	2,988,437
4.50% 11/15/33		2,930,000	3,076,958
4.625% 9/30/28		610,000	629,730
4.625% 9/30/30		355,000	370,157
4.875% 10/31/28		3,870,000	4,040,522
Total US Treasury Obligations (cost $30,018,805)			30,394,680

	Number of shares	Value (US $)
Common Stocks — 66.89%
Communication Services — 7.00%
Alphabet Class A †	259,124	$ 36,197,032
Deutsche Telekom	978,694	23,499,336
Netflix †	51,612	25,128,851
New Cotai =, †	1,819,823	1,752,412
Pinterest Class A †	632,576	23,430,615
Sea ADR †	129,584	5,248,152
Tencent Holdings	240,600	9,046,572
		124,302,970
Consumer Discretionary — 7.85%
Amazon.com †	300,108	45,598,409
Aptiv †	177,090	15,888,515
Darden Restaurants	118,008	19,388,714
Ferrari	56,660	19,090,201
Home Depot	50,860	17,625,533
LVMH Moet Hennessy Louis Vuitton	24,220	19,614,754
Media Group Holdings Series H <<, =, †	640,301	0
Media Group Holdings Series T <<, =, †	80,253	0
Studio City International Holdings †	184,458	1,195,288
Studio City International Holdings ADR †	163,420	1,058,962
		139,460,376
Consumer Staples — 5.04%
Asahi Group Holdings	373,000	13,909,461
Casey's General Stores	60,895	16,730,292
China Mengniu Dairy †	5,442,687	14,637,437
Coca-Cola	194,494	11,461,532
Procter & Gamble	148,466	21,756,208
Reckitt Benckiser Group	158,295	10,935,973
		89,430,903
Energy — 2.65%
Canadian Natural Resources	230,725	15,117,102
ConocoPhillips	149,961	17,405,973
Shell	225,242	7,409,946
TotalEnergies	105,926	7,203,320
		47,136,341
Financials — 10.30%
Adyen 144A #, †	11,006	14,174,276
Banco do Brasil	2,024,751	23,087,730
BNP Paribas	356,645	24,642,825
ICICI Bank	1,487,966	17,820,455
Intercontinental Exchange	141,677	18,195,577
Mastercard Class A	75,712	32,291,925

6    NQ- IV006 [1223] 0224 (3376070)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Mitsubishi UFJ Financial Group	2,900,800	$ 24,924,250
Prudential	1,223,904	13,840,757
State Bank of India	1,818,502	14,030,965
		183,008,760
Healthcare — 8.27%
AstraZeneca	138,455	18,707,057
Biogen †	25,169	6,512,982
Danaher	63,975	14,799,976
Eli Lilly & Co.	40,538	23,630,411
Genmab †	62,126	19,826,370
Thermo Fisher Scientific	27,124	14,397,148
UnitedHealth Group	46,331	24,391,882
Vertex Pharmaceuticals †	60,256	24,517,564
		146,783,390
Industrials — 7.69%
Airbus	184,748	28,508,488
CSX	484,531	16,798,690
Howmet Aerospace	374,283	20,256,196
Ingersoll Rand	279,811	21,640,583
ITOCHU	365,400	14,945,119
Thales	119,077	17,608,404
Vinci	134,348	16,863,242
		136,620,722
Information Technology — 15.79%
Apple	189,520	36,488,286
Intuit	45,917	28,699,502
KLA	41,819	24,309,385
Lam Research	17,258	13,517,501
Microchip Technology	248,611	22,419,740
Microsoft	159,928	60,139,325
NVIDIA	49,474	24,500,514
Salesforce †	108,838	28,639,631
Synopsys †	23,177	11,934,069
Taiwan Semiconductor Manufacturing	1,541,550	29,785,737
		280,433,690
Materials — 1.13%
Mondi	1,024,940	20,086,511
		20,086,511
Utilities — 1.17%
NTPC	5,562,828	20,800,336
		20,800,336
Total Common Stocks (cost $1,491,080,773)		1,188,063,999

	Number of shares	Value (US $)

Preferred Stock — 0.55%
Petroleo Brasileiro 8.19% ω	1,279,557	$ 9,809,516
Total Preferred Stock (cost $7,770,479)		9,809,516

Exchange-Traded Funds — 3.57%
Vanguard Russell 2000 ETF	402,108	32,610,959
Xtrackers USD High Yield Corporate Bond ETF	867,474	30,838,701
Total Exchange-Traded Funds (cost $60,496,252)		63,449,660
	Troy Ounces
Bullion — 4.30%
Gold	37,041	76,428,077
Total Bullion (cost $43,311,953)		76,428,077
	Number of shares
Short-Term Investments — 0.22%
Money Market Mutual Funds — 0.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	974,036	974,036
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	974,036	974,036
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	974,036	974,036

NQ- IV006 [1223] 0224 (3376070)    7

Consolidated schedule of investments
Delaware Ivy Asset Strategy Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	974,036	$ 974,036
Total Short-Term Investments (cost $3,896,144)		3,896,144

Total Value of Securities—99.40% (cost $2,041,953,256)		1,765,417,473
Receivables and Other Assets Net of Liabilities—0.60%★		10,720,739
Net Assets Applicable to 87,862,071 Shares Outstanding—100.00%		$1,776,138,212
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $126,779,174, which represents 7.14% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
<<	Affiliated company.
ω	Perpetual security with no stated maturity date.
★	Includes $480,480 cash collateral held at broker for futures contracts as of December 31, 2023.

The following forward foreign currency exchange contracts and futures contracts were outstanding at December 31, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
JPMCB	GBP	(2,000,000)	USD	2,485,603	2/16/24	$(64,378)

8    NQ- IV006 [1223] 0224 (3376070)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
351	US Treasury 5 yr Notes	$38,179,477	$37,280,398	3/28/24	$899,079	$—	$30,165
(28)	US Treasury 10 yr Ultra Notes	(3,304,438)	(3,193,560)	3/19/24	—	(110,878)	3,592
Total Futures Contracts			$34,086,838		$899,079	$(110,878)	$33,757
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
GBP – British Pound Sterling
USD – US Dollar
NQ- IV006 [1223] 0224 (3376070)    9